Partnership Formation and General Information - Vessel Owning Subsidiaries (Table) (Details)	6 Months Ended
Jun. 30, 2018
Clean Energy | Delivery from Shipyard
Property, Plant and Equipment [Line Items]
Delivery Date	March 2007
Cbm Capacity	149,700
Ob River | Delivery from Shipyard
Property, Plant and Equipment [Line Items]
Delivery Date	July 2007
Cbm Capacity	149,700
Amur River | Delivery from Shipyard
Property, Plant and Equipment [Line Items]
Delivery Date	January 2008
Cbm Capacity	149,700
Arctic Aurora | Delivery to Partnership
Property, Plant and Equipment [Line Items]
Delivery Date	June 2014
Cbm Capacity	155,000
Yenisei River | Delivery to Partnership
Property, Plant and Equipment [Line Items]
Delivery Date	September 2014
Cbm Capacity	155,000
Lena River | Delivery to Partnership
Property, Plant and Equipment [Line Items]
Delivery Date	December 2015
Cbm Capacity	155,000